Condensed Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 11,633	$ 9,436
Short-term bank deposits	25,169	27,100
Short-term restricted bank deposits	153
Trade Receivables	123
Other current assets	1,105	1,242
TOTAL CURRENT ASSETS	38,183	37,778
NON-CURRENT ASSETS:
Restricted bank deposits	358	506
Property and equipment, net	6,228	6,949
Right-of-use assets	2,846	3,088
Long-term prepaid expenses	257	300
TOTAL NON-CURRENT ASSETS	9,689	10,843
TOTAL ASSETS	47,872	48,621
CURRENT LIABILITIES-
Accounts payable and accruals: Trade	3,148	3,330
Accounts payable and accruals: Other	3,096	4,238
Deferred revenue	583	386
Lease liabilities	579	774
TOTAL CURRENT LIABILITIES	7,406	8,728
NON-CURRENT LIABILITIES-
Severance pay obligations, net	164	163
Deferred revenue	1,046	1,723
Other non-current liability	99
Lease liabilities	1,985	2,167
TOTAL NON-CURRENT LIABILITIES	3,294	4,053
TOTAL LIABILITIES	10,700	12,781
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value; Authorized as of September 30, 2020 and December 31, 2019, 150,000,000 and 70,000,000 shares, respectively; issued and outstanding as of September 30, 2020 and December 31, 2019, 47,896,936 and 35,882,928 shares, respectively	108	73
Accumulated other comprehensive income	(8)	(8)
Additional paid in capital	251,742	235,974
Warrants	10,401	7,904
Accumulated deficit	(225,071)	(208,103)
TOTAL SHAREHOLDERS' EQUITY	37,172	35,840
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 47,872	$ 48,621